Income Taxes	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Income Taxes [Abstract]
Income Taxes

(9) Income Taxes

No provision for U.S. income taxes has been made, net of the valuation allowance, with the exception of minimum statutory amounts, because the Company has incurred losses since its inception. The Company has deferred tax assets consisting primarily of net operating loss carryforwards that have been fully offset by a valuation allowance.

(10) Income Taxes

Deferred tax benefits associated with deferred tax assets are offset by a corresponding valuation allowance. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and amounts used for income tax purposes.

Income tax expense attributable to loss before income taxes consisted of the following:

	Current	Deferred	Total
Year ended August 31, 2014
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

	Current	Deferred	Total
Year ended August 31, 2013
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1

	Current	Deferred	Total
Year ended August 31, 2012
U.S. federal	$—	$—	$—
State and local	3	—	3
	$3	$—	$3

Income tax expense differs from the amount computed by applying the federal corporate income tax rate of 34% to the loss before income taxes due to the following:

	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,
	2014	2013	2012
Computed “expected” tax expense	$(9,969)	$(11,054)	$(9,999)
Increase (reduction) in income taxes resulting from:
Stock-based compensation	774	876	636
State and local income taxes, net of federal income tax benefit	1	1	2
Foreign rate differential	—	—	1,258
Warrants modification and changes in fair value	—	—	29
Other	12	17	182
Change in valuation allowance	9,183	10,161	7,895
Income tax expense	$1	$1	$3

The following table summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities at each period end:

	August 31,	August 31,
	2014	2013
Deferred tax assets:
Accrued liabilities	$279	$163
Other assets	169	77
Inventory capitalization	446	265
Deferred revenue	139	-
Total current deferred tax assets	1,031	505

Noncurrent assets:
Depreciation	2,310	2,150
Inventory reserves	2,689	2,427
Deferred rent	29	36
Other assets	859	568
Net operating loss carryforward	101,485	88,791
Federal and state tax credit carryforward	8,919	8,919
Total noncurrent deferred tax assets	116,291	102,891
Total deferred tax assets	117,323	103,396
Less valuation allowance	(117,323)	(103,396)
Net deferred tax assets	$—	$—

As of August 31, 2014, the Company had $247,200 of federal, $174,125 of state and $24,307 of foreign net operating loss (NOL) carryforwards available to offset future taxable income, if any, which expire in varying amounts from 2018 through 2034 for federal tax purposes and from 2015 through 2034 for state tax purposes if unused. The carryforward period for the foreign NOL is indefinite. The excess tax benefits associated with the exercise of non-qualified stock options, restricted stock grants, and disqualifying dispositions of incentive stock option stock, for 2014 and 2013 in the amount of $2,458 and $2,458, respectively, did not reduce the current income taxes payable and, accordingly, are not included in the deferred tax asset relating to NOL carryforwards, but are included with the federal and state NOL carryforwards. In addition, the Company has alternative minimum tax (AMT) for state income tax purposes of approximately $17 and research and development tax carryforwards for federal income tax purposes of approximately $8,907, which are available to offset future tax liabilities, if any, through 2029.

In accordance with Internal Revenue Code (IRC) Sections 382 and 383, the annual utilization of net operating loss carryforwards and credits is limited if a change in control occurs, including a change resulting from an initial public offering. The Company has not completed a Section 382 analysis to determine if a change in ownership has occurred. Until such analysis is completed, there are no assurances that the existing net operating loss carryforwards or credits are not subject to significant limitation.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon the historical taxable income (loss) and projections for future taxable income (loss) over the periods in which the deferred tax assets are deductible, management believes it is more likely that the Company will not realize the benefits of these deductible differences. Accordingly, the Company has established a full valuation allowance of $117,323 and $103,396 for the years ended August 31, 2014 and 2013, respectively.